LIQUID
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                                                                         CASH
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                                                                        TRUST
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                                                           SEMI-ANNUAL REPORT
                                                              TO SHAREHOLDERS
                                                           SEPTEMBER 30, 1995






[LOGO] FEDERATED SECURITIES CORP.
       ---------------------------            ---------------------------------
       Distributor

       A subsidiary of FEDERATED INVESTORS    ---------------------------------


       FEDERATED INVESTORS TOWER
       PITTSBURGH, PA 15222-3779              ---------------------------------

                               [RECYCLED LOGO]

       Cusip 536319106
       8110112 (11/95)                        ---------------------------------



PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders for Liquid Cash Trust for the six-month period ended September 30, 1995. The report begins with our Investment Review, which provides a brief overview of the economy and its impact on the overnight markets. Following the Investment Review are the Financial Statements, which include the Portfolio of Investments.

The Trust remains a convenient way to pursue a high rate of return in a quality overnight investment vehicle. It is a permissible overnight investment for most depository institutions. At the close of the reporting period, 93.6% of the Trust's net assets were invested in repurchase agreements fully collateralized by U.S. government and/or agency obligations due to the yield advantage of these securities.

Dividends paid to shareholders during the six-month reporting period totaled $12.7 million, or $0.03 per share. At the end of the period, net assets reached $448.4 million.

Thank you for your confidence in the Liquid Cash Trust. As always, we welcome your questions or comments.

Sincerely,
johnson.eps',d3.75,w16.]
Glen R. Johnson
President
November 15, 1995


INVESTMENT REVIEW
--------------------------------------------------------------------------------

Liquid Cash Trust (the "Trust") is a short-term money market fund which pursues stability of principal and current income, and is utilized by depository institutions as an overnight liquid investment alternative for overall asset management programs. The Trust is rated Aaa by Moody's Investors Service, Inc.* and its investments are restricted to Federal Funds ("Fed Funds") sold and repurchase agreements ("repo"). The Trust's Aaa rating limits its Fed Funds and repo counterparties to only the highest credit rated dealer firms and banks, and requires proper diversification daily.

The Trust is managed to have a very short average maturity of 1 to 7 days, and invests primarily in repo and Fed Funds on an overnight basis. The Trust may also invest in term repo maturing in up to three months. Although the spread between repo backed by government agency-sponsored mortgage-related securities and Fed Funds remains quite narrow, this repo continued to be the preferred investment relative to Fed Funds in most cases over the reporting period due to its collateralized nature.

The semi-annual reporting period saw a change in the course of monetary policy by the Federal Reserve Board (the "Fed"), as the Fed eased the Fed Funds target rate 25 basis points to 5.75% on July 6, 1995, after remaining steady at a 6% target rate since the Fed last tightened in early February 1995. The Fed cited receding inflationary pressures as the reason for the ease, although weak economic reports in the second quarter of 1995 were also thought to have had an influence. Fears of a recession subsided as the third quarter progressed amid promising signs suggesting the economy had stabilized and the inventory correction was largely over. With a monetary policy still considered by historical measures to be moderately restrictive but having seemingly engineered a "soft landing" for the economy at this juncture, the Fed should feel no urgency to lower the Fed Funds target rate further in the immediate future based on the fundamentals of the economy. Rather, they will likely focus on upcoming economic and inflation releases for additional clues as to the sustainability of growth and the force of inflationary pressures. The Fed will also be particularly interested in the outcome of the ongoing budget negotiations in Congress in order to assess the potential impact on economic growth.

The Trust's yield continued to track the Fed Funds target rate over the reporting period. The Trust's management will continue to seek to provide a high rate of return in an overnight investment vehicle for depository institutions, consistent with high credit quality and investment convenience.

* This rating is obtained after Moody's evaluates a number of factors, including credit quality, market price exposure, and management. They monitor the portfolio weekly for developments that could cause changes in ratings. The rating itself does not remove market risks.


LIQUID CASH TRUST
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                              VALUE
-------------  ----------------------------------------------------------------------------------  --------------
(A) REPURCHASE AGREEMENTS--93.6%
-------------------------------------------------------------------------------------------------
$  15,000,000  Aubrey G. Langston & Co., Inc., 6.52%, dated 9/29/1995, due
               10/2/1995                                                                           $   15,000,000
               ----------------------------------------------------------------------------------
   84,600,000  Barclays de Zoete Wedd Securities, Inc., 6.40%, dated 9/29/1995, due 10/2/1995          84,600,000
               ----------------------------------------------------------------------------------
   15,000,000  BOT Securities, Inc., 6.45%, dated 9/29/1995, due 10/2/1995                             15,000,000
               ----------------------------------------------------------------------------------
   15,000,000  BT Securities, Inc., 6.45%, dated 9/29/1995, due 10/2/1995                              15,000,000
               ----------------------------------------------------------------------------------
   15,000,000  Daiwa Securities America, Inc., 6.45%, dated 9/29/1995, due 10/2/1995                   15,000,000
               ----------------------------------------------------------------------------------
   15,000,000  Deutsche Bank Government Securities, Inc., 6.48%, dated 9/29/1995, due 10/2/1995        15,000,000
               ----------------------------------------------------------------------------------
   15,000,000  Dresdner Securities, 6.45%, dated 9/29/1995, due 10/2/1995                              15,000,000
               ----------------------------------------------------------------------------------
   15,000,000  First Chicago Capital Markets, 6.40%, dated 9/29/1995, due 10/2/1995                    15,000,000
               ----------------------------------------------------------------------------------
   15,000,000  Fuji Securities, Inc., 6.50%, dated 9/29/1995, due 10/2/1995                            15,000,000
               ----------------------------------------------------------------------------------
   15,000,000  Goldman, Sachs & Co., 6.48%, dated 9/29/1995, due 10/2/1995                             15,000,000
               ----------------------------------------------------------------------------------
   15,000,000  Greenwich Capital Markets, Inc., 6.55%, dated 9/29/1995, due
               10/2/1995                                                                               15,000,000
               ----------------------------------------------------------------------------------
   65,000,000  HSBC Securities, Inc., 6.50%, dated 9/29/1995, due 10/2/1995                            65,000,000
               ----------------------------------------------------------------------------------
   15,000,000  Lehman Government Securities, 6.55%, dated 9/29/1995, due
               10/2/1995                                                                               15,000,000
               ----------------------------------------------------------------------------------
   15,000,000  Morgan Stanley & Co., Inc., 6.50%, dated 9/29/1995, due 10/2/1995                       15,000,000
               ----------------------------------------------------------------------------------
   15,000,000  NationsBank of North Carolina, 6.45%, dated 9/29/1995, due 10/2/1995                    15,000,000
               ----------------------------------------------------------------------------------
   15,000,000  Nomura Securities International, Inc., 6.45%, dated 9/29/1995, due
               10/2/1995                                                                               15,000,000
               ----------------------------------------------------------------------------------
   15,000,000  PaineWebber, Inc., 6.50%, dated 9/29/1995, due 10/2/1995                                15,000,000
               ----------------------------------------------------------------------------------
   15,000,000  Smith Barney, Inc., 6.50%, dated 9/29/1995, due 10/2/1995                               15,000,000
               ----------------------------------------------------------------------------------
   15,000,000  Swiss Bank Corp., 6.47%, dated 9/29/1995, due 10/2/1995                                 15,000,000
               ----------------------------------------------------------------------------------



LIQUID CASH TRUST
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                              VALUE
-------------  ----------------------------------------------------------------------------------  --------------
(A) REPURCHASE AGREEMENTS--CONTINUED
-------------------------------------------------------------------------------------------------
$  15,000,000  UBS Securities, Inc., 6.55%, dated 9/29/1995, due 10/2/1995                         $   15,000,000
               ----------------------------------------------------------------------------------  --------------
               TOTAL REPURCHASE AGREEMENTS                                                            419,600,000
               ----------------------------------------------------------------------------------  --------------
FEDERAL FUNDS--6.7%
-------------------------------------------------------------------------------------------------
   15,000,000  Banc One Cleveland, 6.625%, dated 9/29/1995, due 10/2/1995                              15,000,000
               ----------------------------------------------------------------------------------
   15,000,000  Banc One Dayton, 6.625%, dated 9/29/1995, due 10/2/1995                                 15,000,000
               ----------------------------------------------------------------------------------  --------------
               TOTAL FEDERAL FUNDS                                                                     30,000,000
               ----------------------------------------------------------------------------------  --------------
               TOTAL INVESTMENTS (AT AMORTIZED COST)(B)                                            $  449,600,000
               ----------------------------------------------------------------------------------  --------------


 (a) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations, based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($448,406,478) at September 30, 1995.

(See Notes which are an integral part of the Financial Statements)


LIQUID CASH TRUST
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------------------------------------------
Investments in repurchase agreements                                               $  419,600,000
---------------------------------------------------------------------------------
Investments in securities                                                              30,000,000
---------------------------------------------------------------------------------  --------------
     Total investments in securities, at amortized cost and value                                  $  449,600,000
-------------------------------------------------------------------------------------------------
Cash                                                                                                      902,160
-------------------------------------------------------------------------------------------------
Income receivable                                                                                         161,844
-------------------------------------------------------------------------------------------------  --------------
     Total assets                                                                                     450,664,004
-------------------------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------------------------
Income distribution payable                                                             2,194,109
---------------------------------------------------------------------------------
Accrued expenses                                                                           63,417
---------------------------------------------------------------------------------  --------------
     Total liabilities                                                                                  2,257,526
-------------------------------------------------------------------------------------------------  --------------
NET ASSETS FOR 448,406,478 shares outstanding                                                      $  448,406,478
-------------------------------------------------------------------------------------------------  --------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
($448,406,478 / 448,406,478 shares outstanding)                                                             $1.00
-------------------------------------------------------------------------------------------------  --------------


(See Notes which are an integral part of the Financial Statements)


LIQUID CASH TRUST
STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------------------------
Interest                                                                                             $  13,054,141
---------------------------------------------------------------------------------------------------
EXPENSES:
-------------------------------------------------------------------------------------
Investment advisory fee                                                                $    860,462
-------------------------------------------------------------------------------------
Administrative personnel and services fee                                                   162,842
-------------------------------------------------------------------------------------
Custodian fees                                                                               70,009
-------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                     18,039
-------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                     4,671
-------------------------------------------------------------------------------------
Auditing fees                                                                                 7,017
-------------------------------------------------------------------------------------
Legal fees                                                                                    4,125
-------------------------------------------------------------------------------------
Portfolio accounting fees                                                                    49,769
-------------------------------------------------------------------------------------
Share registration costs                                                                     12,672
-------------------------------------------------------------------------------------
Printing and postage                                                                          4,638
-------------------------------------------------------------------------------------
Insurance premiums                                                                            4,791
-------------------------------------------------------------------------------------
Taxes                                                                                           672
-------------------------------------------------------------------------------------
Miscellaneous                                                                                 5,037
-------------------------------------------------------------------------------------  ------------
     Total expenses                                                                       1,204,744
-------------------------------------------------------------------------------------
Waivers and reimbursements--
-------------------------------------------------------------------------------------
  Waiver of investment advisory fee                                       $  (846,904)
------------------------------------------------------------------------
  Reimbursement of other operating expenses                                   (21,883)
------------------------------------------------------------------------  -----------
     Total waivers and reimbursements                                                      (868,787)
-------------------------------------------------------------------------------------  ------------
          Net expenses                                                                                     335,957
---------------------------------------------------------------------------------------------------  -------------
               Net investment income                                                                 $  12,718,184
---------------------------------------------------------------------------------------------------  -------------


(See Notes which are an integral part of the Financial Statements)


LIQUID CASH TRUST
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          SIX MONTHS ENDED
                                                                             (UNAUDITED)            YEAR ENDED
                                                                         SEPTEMBER 30, 1995       MARCH 31, 1995
                                                                         ------------------       --------------

INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------------------------
OPERATIONS--
---------------------------------------------------------------------
Net investment income                                                    $        12,718,184     $     17,409,105
---------------------------------------------------------------------  -----------------------  ------------------
DISTRIBUTIONS TO SHAREHOLDERS--
---------------------------------------------------------------------
Distributions from net investment income                                         (12,718,184)         (17,409,105)
---------------------------------------------------------------------  -----------------------  ------------------
SHARE TRANSACTIONS--
---------------------------------------------------------------------
Proceeds from sale of shares                                                   2,246,202,087        4,381,006,659
---------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                             6,922,805           11,516,719
---------------------------------------------------------------------
Cost of shares redeemed                                                       (2,118,396,946)      (4,543,785,385)
---------------------------------------------------------------------  -----------------------  ------------------
     Change in net assets resulting from share transactions                      134,727,946         (151,262,007)
---------------------------------------------------------------------  -----------------------  ------------------
          Change in net assets                                                   134,727,946         (151,262,007)
---------------------------------------------------------------------
NET ASSETS:
---------------------------------------------------------------------
Beginning of period                                                              313,678,532          464,940,539
---------------------------------------------------------------------  -----------------------  ------------------
End of period                                                            $       448,406,478     $    313,678,532
---------------------------------------------------------------------  -----------------------  ------------------


(See Notes which are an integral part of the Financial Statements)


LIQUID CASH TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                         SIX MONTHS
                            ENDED
                         (UNAUDITED)
                        SEPTEMBER 30,                                 YEAR ENDED MARCH 31, 1995
                            1995          1995       1994       1993       1992       1991       1990       1989       1988
NET ASSET VALUE,
BEGINNING OF PERIOD       $    1.00     $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
---------------------
INCOME FROM
INVESTMENT OPERATIONS
---------------------
  Net investment
  income                       0.03          0.05       0.03       0.03       0.05       0.08       0.09       0.08       0.07
---------------------
LESS DISTRIBUTIONS
---------------------
  Distributions from
  net investment
  income                      (0.03)        (0.05)     (0.03)     (0.03)     (0.05)     (0.08)     (0.09)     (0.08)     (0.07)
---------------------        ------     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END
OF PERIOD                 $    1.00     $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
---------------------        ------     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (A)               2.96%         4.88%      3.09%      3.35%      5.26%      7.93%      9.26%      8.57%      6.98%
---------------------
RATIOS TO AVERAGE NET
ASSETS
---------------------
  Expenses                     0.16%(b)      0.16%      0.16%      0.15%      0.15%      0.15%      0.15%      0.15%      0.15%
---------------------
  Net investment
  income                       5.90%(b)      4.64%      3.05%      3.33%      5.16%      7.62%      8.85%      8.17%      6.74%
---------------------
  Expense waiver/
  reimbursement (c)            0.40%(b)      0.39%      0.39%      0.35%      0.34%      0.34%      0.36%      0.31%      0.33%
---------------------
SUPPLEMENTAL DATA
---------------------
  Net assets,
  end of period
  (000 omitted)             $448,406      $313,679    $464,941   $611,124   $786,346  $856,624   $722,712  $551,184  $777,424
---------------------

                         1987
NET ASSET VALUE,
BEGINNING OF PERIOD    $    1.00
---------------------
INCOME FROM
INVESTMENT OPERATIONS
---------------------
  Net investment
  income                    0.06
---------------------
LESS DISTRIBUTIONS
---------------------
  Distributions from
  net investment
  income                   (0.06)
---------------------  ---------
NET ASSET VALUE, END
OF PERIOD              $    1.00
---------------------  ---------
TOTAL RETURN (A)            6.58%
---------------------
RATIOS TO AVERAGE NET
ASSETS
---------------------
  Expenses                  0.14%
---------------------
  Net investment
  income                    6.36%
---------------------
  Expense waiver/
  reimbursement (c)         0.31%
---------------------
SUPPLEMENTAL DATA
---------------------
  Net assets,
  end of period
  (000 omitted)         $1,084,623
---------------------


 (a) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(b) Computed on an annualized basis.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


LIQUID CASH TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Liquid Cash Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Trust's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     REPURCHASE AGREEMENTS--It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and


LIQUID CASH TRUST
--------------------------------------------------------------------------------
     maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At September 30, 1995, capital paid-in aggregated $448,406,478. Transactions in Trust shares were as follows:

                                                                          SIX MONTHS ENDED          YEAR ENDED
                                                                         SEPTEMBER 30, 1995       MARCH 31, 1995
Shares sold                                                                   2,246,202,087         4,381,006,659
---------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                6,922,805            11,516,719
---------------------------------------------------------------------
Shares redeemed                                                              (2,118,396,946)       (4,543,785,385)
---------------------------------------------------------------------  -----------------------  ------------------
     Net change resulting from share transactions                               134,727,946          (151,262,007)
---------------------------------------------------------------------  -----------------------  ------------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Research Corp., the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to .40 of 1% of the Trust's average daily net assets.

The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Trust. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services, under the Administrative Services Agreement, provides the Trust with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to .25 of 1% of average daily net assets of the Trust for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. For the period ended September 30, 1995, the Trust did not incur a shareholder services fee.


LIQUID CASH TRUST
--------------------------------------------------------------------------------

TRANSFER AGENT FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Trust. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.


TRUSTEES                                               OFFICERS
--------------------------------------------------------------------------------

John F. Donahue                                           John F. Donahue
Thomas G. Bigley                                          Chairman
John T. Conroy, Jr.                                       Glen R. Johnson
William J. Copeland                                       President
James E. Dowd                                             J. Christopher Donahue
Lawrence D. Ellis, M.D.                                   Executive Vice President
Edward L. Flaherty, Jr.                                   Edward C. Gonzales
Peter E. Madden                                           Executive Vice President
Gregor F. Meyer                                           John W. McGonigle
Wesley W. Posvar                                          Executive Vice President and Secretary
John E. Murray, Jr.                                       Richard B. Fisher
Marjorie P. Smuts                                         Vice President
                                                          David M. Taylor
                                                          Treasurer
                                                          Robert C. Rosselot
                                                          Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's prospectus which contains facts concerning its objective and policies, management fees, expenses